Pay vs Performance Disclosure ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Pay vs Performance Disclosure
Net Income (Loss)	₨ 704,793.4	$ 7,511.2	₨ 673,508.3	₨ 622,656.6